As filed with the Securities and Exchange Commission on August 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

THE OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 86.4%
Aerospace & Defense: 4.2%
1,167,140	DigitalGlobe, Inc. 1	$29,657,027
1,518,160	Spirit AeroSystems Holdings, Inc. 1	33,399,520
		63,056,547
Beverages: 1.8%
336,075	Diageo Plc - ADR	27,514,460
Commercial Banks: 1.3%
594,010	First Republic Bank 1	19,174,643
Commercial Services & Supplies: 5.0%
896,705	Avery Dennison Corp.	34,639,714
1,267,202	Republic Services, Inc.	39,093,182
		73,732,896
Computers & Peripherals: 2.0%
823,645	Hewlett Packard Co.	29,980,678
Containers & Packaging: 3.4%
1,295,880	Crown Holdings, Inc. 1	50,306,062
Diversified Financial Services: 2.4%
859,210	Citigroup, Inc.	35,777,504
Electronic Equipment, Instruments & Components: 2.0%
946,963	Avnet, Inc. 1	30,189,181
Food & Staples Retailing: 2.0%
1,284,570	Safeway, Inc.	30,020,401
Food Products: 5.9%
1,849,808	Cosan Limited	22,734,141
915,695	Kraft Foods, Inc.	32,259,935
981,085	Unilever NV - ADR	32,228,642
		87,222,718
Gas Utilities: 2.4%
2,015,375	Questar Corp.	35,692,291
Health Care Equipment & Supplies: 6.4%
432,360	Gen-Probe Inc. 1	29,897,694
969,380	Medtronic, Inc.	37,350,211
447,535	Teleflex, Inc.	27,326,487
		94,574,392
Health Care Providers & Services: 2.3%
1,324,020	HealthSouth Corp. 1	34,755,525
Insurance: 4.0%
1,168,965	Symetra Financial Corp.	15,699,200
893,502	Transatlantic Holdings, Inc.	43,790,533
		59,489,733
IT Services: 4.5%
892,155	Computer Sciences Corp.	33,866,204
2,175,880	Redecard SA 2	32,624,606
		66,490,810
Life Sciences Tools & Services: 2.0%
582,810	Agilent Technologies, Inc. 1	29,787,419

Media: 1.9%
2,299,330	Regal Entertainment Group	28,396,726
Multiline Retail: 1.9%
2,454,545	Marks & Spencer Group Plc - ADR	28,325,449
Oil, Gas & Consumable Fuels: 10.4%
349,830	Apache Corp.	43,165,524
1,356,300	Kinder Morgan, Inc.	38,966,499
278,745	Occidental Petroleum Corp.	29,000,630
1,416,810	Williams Companies, Inc.	42,858,502
		153,991,155
Pharmaceuticals: 10.0%
474,210	Bayer AG - ADR	38,202,358
539,505	Johnson & Johnson	35,887,873
237,075	Novartis AG - ADR	14,487,653
1,147,638	Valeant Pharmaceuticals International, Inc.	59,631,270
		148,209,154
Software: 6.3%
3,666,733	Compuware Corp. 1	35,787,314
1,313,550	Microsoft Corp.	34,152,300
930,060	Websense, Inc. 1	24,153,658
		94,093,272
Trading Companies & Distributors: 1.8%
1,127,585	Air Lease Corp. 1	27,389,040
Water Utilities: 2.5%
1,245,720	American Water Works Co., Inc.	36,686,454
TOTAL COMMON STOCKS
(Cost $1,062,492,564)		1,284,856,510

PARTNERSHIPS & TRUSTS: 4.5%
Oil, Gas & Consumable Fuels: 4.5%
948,190	Enterprise Products Partners L.P.	40,971,290
430,182	Magellan Midstream Partners L.P.	25,694,771
		66,666,061
TOTAL PARTNERSHIPS & TRUSTS
(Cost $41,357,546)		66,666,061

Principal Amount		Value
BONDS: 1.1%
CORPORATE BONDS: 1.1%
Health Care Providers & Services: 0.4%
	HealthSouth Corp.
6,094,000	10.750%, 06/15/2016	6,459,640
Multiline Retail: 0.7%
	Dollar General Corp.
10,000,000	10.625%, 07/15/2015	10,561,910
TOTAL CORPORATE BONDS
(Cost $17,430,632)		17,021,550
TOTAL BONDS
(Cost $17,430,632)		17,021,550

Shares	Value
SHORT-TERM INVESTMENTS: 7.4%
109,910,152	Federated U.S. Treasury Cash Reserve, 0.000% 3	109,910,152
TOTAL SHORT-TERM INVESTMENTS
(Cost $109,910,152)	109,910,152
TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $1,231,190,894)	1,478,454,273
Other Assets in Excess of Liabilities: 0.6%	9,435,076
TOTAL NET ASSETS: 100.0%	$1,487,889,349

ADR - American Depository Receipt
1 Non-income producing security.
2 Foreign issued security.
3 Seven-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$1,229,721,523
Gross unrealized appreciation	285,884,554
Gross unrealized depreciation	(37,151,804)
Net unrealized appreciation	$248,732,750

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2011 (Unaudited)

The Osterweis Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2011.

	Level 1		Level 2		Level 3
Common Stock		$1,284,856,510	$	---	$	---

Partnerships & Trusts		$66,666,061	$	---	$	---

Corporate Bonds	$	---		$17,021,550	$	---

Short-Term Investments		$109,910,152	$	---	$	---

Total Investments in Securities		$1,461,432,723		$17,021,550	$	---

THE OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Principal Amount		Value
BONDS: 88.6%
CORPORATE BONDS: 75.6%
Aerospace & Defense: 2.5%
	Gencorp, Inc.
24,175,000	9.500%, 08/15/2013	$24,537,625
	GeoEye, Inc.
20,275,000	9.625%, 10/01/2015	23,012,125
2,750,000	8.625%, 10/01/2016	2,908,125
		50,457,875
Auto Components: 4.1%
	Stoneridge, Inc.
17,150,000	9.500%, 10/15/2017 1	19,036,500
	The Goodyear Tire & Rubber Co.
51,808,000	10.500%, 05/15/2016	58,543,040
	UCI International, Inc.
3,000,000	8.625%, 02/15/2019	3,105,000
		80,684,540
Capital Markets: 0.9%
	Oppenheimer Holdings, Inc.
16,950,000	8.750%, 04/15/2018 1	17,670,375
Chemicals: 1.9%
	Nova Chemicals Corp.
9,287,000	3.542%, 11/15/2013 2	9,263,782
	Rockwood Specialties Group Inc
27,729,000	7.500%, 11/15/2014	28,491,547
		37,755,329
Commercial Banks: 3.1%
	CIT Group, Inc.
25,597,139	7.000%, 05/01/2014	25,949,099
35,000,000	7.000%, 05/01/2015	35,131,250
		61,080,349
Commercial Services & Supplies: 2.3%
	American Reprographics Co.
9,311,000	10.500%, 12/15/2016	9,753,273
	Deluxe Corp.
33,760,000	7.375%, 06/01/2015	34,857,200
		44,610,473
Construction & Engineering: 1.2%
	H & E Equipment Services, Inc.
5,991,000	8.375%, 07/15/2016	6,155,753
	United Rentals North America, Inc.
15,071,000	10.875%, 06/15/2016	16,936,036
		23,091,789

Containers & Packaging: 2.2%
	Longview Fibre Co.
11,850,000	8.000%, 06/01/2016 1	11,968,500
	Packaging Dynamics Corp.
30,450,000	8.750%, 02/01/2016 1	31,059,000
		43,027,500
Diversified Telecommunication Services: 2.1%
	West Corp.
39,875,000	11.000%, 10/15/2016	42,466,875
Electrical Equipment: 0.7%
	Coleman Cable, Inc.
12,500,000	9.000%, 02/15/2018	13,125,000
Food & Staples Retailing: 1.3%
	Albertsons, Inc.
25,625,000	7.250%, 05/01/2013	26,329,688
Food Products: 0.8%
	Dole Food Co., Inc.
13,825,000	13.875%, 03/15/2014	16,624,562
Health Care Equipment & Supplies: 1.8%
	Alere, Inc.
5,300,000	7.875%, 02/01/2016	5,512,000
29,059,000	9.000%, 05/15/2016	30,402,979
		35,914,979
Health Care Providers & Services: 4.4%
	HCA Holdings, Inc.
23,441,000	9.250%, 11/15/2016	24,993,966
33,228,673	9.625%, 11/15/2016	35,430,073
	HealthSouth Corp.
24,112,000	10.750%, 06/15/2016	25,558,720
		85,982,759
Hotels, Restaurants & Leisure: 6.2%
	Boyd Gaming Corp.
9,790,000	6.750%, 04/15/2014	9,753,287
	Carrols Corp.
40,386,000	9.000%, 01/15/2013	40,688,895
	CKE Restaurants, Inc.
7,000,000	11.375%, 07/15/2018	7,682,500
	CNL Lifestyle Properties, Inc.
2,750,000	7.250%, 04/15/2019 1	2,502,500
	Mandalay Resort Group
15,500,000	6.375%, 12/15/2011	15,713,125
	MGM Resorts International
26,900,000	6.750%, 09/01/2012	27,169,000
	O'Charleys, Inc.
19,535,000	9.000%, 11/01/2013	19,754,769
		123,264,076
IT Services: 2.6%
	Unisys Corp.
32,475,000	12.750%, 10/15/2014 1	37,995,750
12,800,000	12.500%, 01/15/2016	14,080,000
		52,075,750

Leisure Equipment & Products: 1.2%
	Smith & Wesson Holding Corp.
22,955,000	9.500%, 01/14/2016 1	23,414,100
Machinery: 1.8%
	Altra Holdings, Inc.
8,910,000	8.125%, 12/01/2016	9,667,350
	Manitowoc, Inc.
24,858,000	7.125%, 11/01/2013	25,168,725
		34,836,075
Media: 6.2%
	LIN Television Corp.
14,960,000	6.500%, 05/15/2013	15,053,500
	Lions Gate Entertainment Corp.
41,530,000	10.250%, 11/01/2016 1	42,464,425
	MDC Partners, Inc.
19,750,000	11.000%, 11/01/2016	22,243,437
3,500,000	11.000%, 11/01/2016 1	3,906,875
	Regal Entertainment Group
21,385,000	9.125%, 08/15/2018	22,240,400
	Scholastic Corp.
14,718,000	5.000%, 04/15/2013	15,141,143
		121,049,780
Multiline Retail: 4.3%
	Dollar General Corp.
29,962,000	10.625%, 07/15/2015	31,645,595
38,729,000	11.875%, 07/15/2017	44,344,705
	Saks, Inc.
8,350,000	9.875%, 10/01/2011	8,502,546
		84,492,846
Oil, Gas & Consumable Fuels: 6.7%
	Arch Western Finance LLC
42,090,000	6.750%, 07/01/2013	42,353,062
	Bill Barrett Corp.
4,355,000	9.875%, 07/15/2016	4,899,375
	Clayton Williams Energy, Inc.
5,208,000	7.750%, 08/01/2013	5,208,000
	Genesis Energy L.P.
6,805,000	7.875%, 12/15/2018 1	6,787,988
	Linn Energy, LLC
16,611,000	11.750%, 05/15/2017	20,099,310
	Raam Global Energy Co.
12,250,000	12.500%, 10/01/2015	12,923,750
	Stone Energy Corp.
12,550,000	6.750%, 12/15/2014	12,550,000
16,875,000	8.625%, 02/01/2017	17,465,625
	Targa Resource Partners L.P.
9,076,000	11.250%, 07/15/2017	10,482,780
		132,769,890
Paper & Forest Products: 1.0%
	Neenah Paper, Inc.
18,971,000	7.375%, 11/15/2014	19,468,989

Real Estate Investment Trusts: 2.2%
	Host Hotels & Resorts, L.P.
41,981,000	6.875%, 11/01/2014	43,240,430

Road & Rail: 3.8%
	Hertz Corp.
5,053,000	7.625%, 06/01/2012	5,267,752
5,645,000	8.875%, 01/01/2014	5,814,350
	Kansas City Southern De Mexico
24,268,000	12.500%, 04/01/2016	28,878,920
	Kansas City Southern Railway Co.
16,152,000	13.000%, 12/15/2013	18,857,460
	Swift Services Holdings, Inc.
15,000,000	10.000%, 11/15/2018	15,956,250
		74,774,732
Specialty Retail: 8.2%
	Brown Shoe Co., Inc.
23,550,000	7.125%, 05/15/2019 1	22,608,000
	Collective Brands, Inc.
42,909,000	8.250%, 08/01/2013	43,158,945
	RSC Holdings, Inc.
45,057,000	9.500%, 12/01/2014	46,408,710
	Sally Holdings LLC
15,356,000	9.250%, 11/15/2014	16,047,020
	Sonic Automotive, Inc.
2,000,000	9.000%, 03/15/2018	2,115,000
	The Pep Boys-Manny, Moe & Jack
29,624,000	7.500%, 12/15/2014	30,475,690
		160,813,365
Tobacco: 1.4%
	Alliance One International, Inc.
27,571,000	10.000%, 07/15/2016	26,743,870
Trading Companies & Distributors: 0.3%
	Wesco Distribution, Inc.
5,700,000	7.500%, 10/15/2017	5,814,000
Wireless Telecommunication Services: 0.4%
	NII Capital Corp.
6,465,000	10.000%, 08/15/2016	7,531,725
TOTAL CORPORATE BONDS
(Cost $1,477,132,883)		1,489,111,721
CONVERTIBLE BONDS: 13.0%
Aerospace & Defense: 0.1%
	Gencorp, Inc.
2,360,000	4.063%, 12/31/2039	2,413,100
Beverages: 1.4%
	Central European Distribution Corp.
32,800,000	3.000%, 03/15/2013	27,060,000
Capital Markets: 0.5%
	Knight Capital Group, Inc.
10,000,000	3.500%, 03/15/2015	9,412,500

Communications Equipment: 0.2%
	Comtech Telecommunications Corp.
4,000,000	3.000%, 05/01/2029	4,220,000
Computers & Peripherals: 0.9%
	Sandisk Corp.
18,250,000	1.000%, 05/15/2013	17,725,312
Electronic Equipment, Instruments & Components: 0.7%
	L-1 Identity Solutions, Inc.
12,691,000	3.750%, 05/15/2027	12,722,728
Energy Equipment & Services: 0.9%
	Willbros Group, Inc.
17,147,000	6.500%, 12/15/2012 1	17,297,036
Food & Staples Retailing: 2.1%
	Spartan Stores, Inc.
36,331,000	3.375%, 05/15/2027	36,149,345
	SUPERVALU, Inc.
15,511,000	Zero Coupon, 11/02/2031	6,185,011
		42,334,356
Health Care Equipment & Supplies: 1.4%
	Alere, Inc.
4,240,000	3.000%, 05/15/2016	4,637,500
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,681,250
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	21,008,625
		28,327,375
Industrial Conglomerates: 1.4%
	Icahn Enterprises, L.P.
29,739,000	4.000%, 08/15/2013 1,2	28,588,101
IT Services: 0.4%
	Euronet Worldwide, Inc.
8,500,000	3.500%, 10/15/2025	8,574,375
Marine: 0.1%
	DryShips Inc.
2,500,000	5.000%, 12/01/2014	2,262,500
Media: 0.3%
	Lions Gate Entertainment Corp.
5,505,000	2.938%, 10/15/2024	5,505,000
Oil, Gas & Consumable Fuels: 0.1%
	Bill Barrett Corp.
1,700,000	5.000%, 03/15/2028	1,757,375
Professional Services: 0.3%
	School Specialty, Inc.
6,185,000	3.750%, 11/30/2026	6,231,388
Software: 0.4%
	Cadence Design Systems, Inc.
5,000,000	2.625%, 06/01/2015	7,625,000
Specialty Retail: 0.6%
	Charming Shoppes, Inc.
12,061,000	1.125%, 05/01/2014	10,885,052
Wireless Telecommunication Services: 1.2%
	NII Holdings, Inc.
23,040,000	3.125%, 06/15/2012	23,184,000

TOTAL CONVERTIBLE BONDS
(Cost $243,202,912)	256,125,198
TOTAL BONDS
(Cost $1,720,335,795)	1,745,236,919

Shares	Value
CONVERTIBLE PREFERRED STOCKS: 0.4%
Electric Utilities: 0.1%
42,000	PPL Corp.	2,306,220
Oil, Gas & Consumable Fuels: 0.3%
90,000	Apache Corp.	5,932,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,692,500)	8,239,020

SHORT-TERM INVESTMENTS: 7.5%
147,528,290	Federated U.S. Treasury Cash Reserve, 0.000% 3	147,528,290
TOTAL SHORT-TERM INVESTMENTS
(Cost $147,528,290)	147,528,290
TOTAL INVESTMENTS IN SECURITIES: 96.5%
(Cost $1,874,556,585)	1,901,004,229
Other Assets in Excess of Liabilities: 3.5%	68,244,263
TOTAL NET ASSETS: 100.0%	$1,969,248,492

1 Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers.  At June 30, 2011, the value of these securities amounted to $265,299,150 or 13.5% of net assets.

2 Variable rate security; rate shown is the rate in effect on June 30, 2011.
3 Seven-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$1,877,704,270
Gross unrealized appreciation	38,851,949
Gross unrealized depreciation	(15,551,990)
Net unrealized appreciation	$23,299,959

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2011 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2011.

	Level 1		Level 2		Level 3

Corporate Bonds	$	---		$1,489,111,721	$	---

Convertible Bonds	$	---		$256,125,198	$	---

Convertible Preferred Stocks		$8,239,020	$	---	$	---

Short-Term Investments		$147,528,290	$	---	$	---

Total Investments in Securities		$155,767,310		$1,745,236,919	$	---

THE OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS: 56.4%
Aerospace & Defense: 2.6%
18,030	DigitalGlobe, Inc. 1	$458,142
20,510	Spirit AeroSystems Holdings, Inc. 1	451,220
		909,362
Beverages: 1.3%
5,575	Diageo Plc - ADR	456,425
Commercial Banks: 0.9%
10,225	First Republic Bank 1	330,063
Commercial Services & Supplies: 2.7%
8,900	Avery Dennison Corp.	343,807
19,465	Republic Services, Inc.	600,495
		944,302
Computers & Peripherals: 1.3%
12,565	Hewlett Packard Co.	457,366
Containers & Packaging: 1.8%
16,645	Crown Holdings, Inc. 1	646,159
Diversified Financial Services: 1.5%
12,387	Citigroup, Inc. 1	515,795
Electronic Equipment, Instruments & Components: 1.1%
12,700	Avnet, Inc. 1	404,876
Food & Staples Retailing: 1.2%
18,140	Safeway, Inc.	423,932
Food Products: 4.8%
31,565	Cosan Limited	387,934
18,370	Kraft Foods, Inc.	647,175
19,955	Unilever NV - ADR	655,522
		1,690,631
Gas Utilities: 1.4%
28,190	Questar Corp.	499,245
Health Care Equipment & Supplies: 4.3%
7,760	Gen-Probe Inc. 1	536,604
14,600	Medtronic, Inc.	562,538
6,765	Teleflex, Inc.	413,071
		1,512,213
Health Care Providers & Services: 1.7%
23,040	HealthSouth Corp. 1	604,800
Insurance: 2.5%
21,505	Symetra Financial Corp.	288,812
12,330	Transatlantic Holdings, Inc.	604,293
		893,105
IT Services: 2.9%
14,000	Computer Sciences Corp.	531,440
33,310	Redecard SA 2	499,442
		1,030,882
Life Sciences Tools & Services: 1.3%
8,895	Agilent Technologies, Inc. 1	454,623

Media: 1.3%
37,290	Regal Entertainment Group	460,531
Multiline Retail: 1.3%
38,825	Marks & Spencer Group Plc - ADR	448,041
Oil, Gas & Consumable Fuels: 6.5%
4,695	Apache Corp.	579,316
19,645	Kinder Morgan, Inc.	564,401
4,615	Occidental Petroleum Corp.	480,145
21,680	Williams Companies, Inc.	655,820
		2,279,682
Pharmaceuticals: 6.7%
8,055	Bayer AG - ADR	648,911
9,765	Johnson & Johnson	649,568
3,545	Novartis A G - ADR	216,635
15,894	Valeant Pharmaceuticals International, Inc.	825,851
		2,340,965
Software: 4.5%
55,605	Compuware Corp. 1	542,704
19,985	Microsoft Corp.	519,610
19,945	Websense, Inc. 1	517,972
		1,580,286
Trading Companies & Distributors: 1.2%
17,450	Air Lease Corp. 1	423,861
Water Utilities: 1.6%
18,475	American Water Works Co., Inc.	544,089
TOTAL COMMON STOCKS
(Cost $18,118,664)		19,851,234

CONVERTIBLE PREFERRED STOCKS: 1.2%
Electric Utilities: 1.2%
8,000	PPL Corp.	439,280
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $400,000)		439,280

PARTNERSHIPS & TRUSTS: 2.9%
Oil, Gas & Consumable Fuels: 2.9%
11,345	Enterprise Products Partners L.P.	490,217
8,735	Magellan Midstream Partners L.P.	521,742
		1,011,959
TOTAL PARTNERSHIPS & TRUSTS
(Cost $886,485)		1,011,959

Principal Amount		Value
BONDS: 31.8%
CORPORATE BONDS: 29.1%
Aerospace & Defense: 0.7%
	GeoEye, Inc.
250,000	8.625%, 10/01/2016	264,375
Auto Components: 1.0%
	The Goodyear Tire & Rubber Co.
300,000	10.500%, 05/15/2016	339,000
Capital Markets: 1.2%
	Oppenheimer Holdings, Inc.
400,000	8.750%, 04/15/2018 3	417,000
Chemicals: 0.8%
	Rockwood Specialties Group Inc
300,000	7.500%, 11/15/2014	308,250
Commercial Services & Supplies: 0.4%
	Deluxe Corp.
150,000	7.375%, 06/01/2015	154,875
Construction & Engineering: 0.9%
	United Rentals North America, Inc.
275,000	10.875%, 06/15/2016	309,031
Containers & Packaging: 0.9%
	Packaging Dynamics Corp.
300,000	8.750%, 02/01/2016 3	306,000
Diversified Telecommunication Services: 0.9%
	West Corp.
300,000	11.000%, 10/15/2016	319,500
Food & Staples Retailing: 1.0%
	Albertsons, Inc.
350,000	7.250%, 05/01/2013	359,625
Food Products: 0.8%
	Dole Food Co., Inc.
225,000	13.875%, 03/15/2014	270,563
Health Care Equipment & Supplies: 0.9%
	Alere, Inc.
300,000	7.875%, 02/01/2016	312,000
Health Care Providers & Services: 0.9%
	HCA Holdings, Inc.
300,000	9.625%, 11/15/2016	319,875
Hotels, Restaurants & Leisure: 2.9%
	Boyd Gaming Corp.
300,000	6.750%, 04/15/2014	298,875
	Carrols Corp.
300,000	9.000%, 01/15/2013	302,250
	MGM Resorts International
344,000	6.750%, 09/01/2012	347,440
	O'Charleys, Inc.
90,000	9.000%, 11/01/2013	91,013
		1,039,578

IT Services: 1.0%
	Unisys Corp.
300,000	12.750%, 10/15/2014 3	351,000
Leisure Equipment & Products: 0.6%
	Smith & Wesson Holding Corp.
200,000	9.500%, 01/14/2016 3	204,000
Machinery: 0.9%
	Manitowoc, Inc.
300,000	7.125%, 11/01/2013	303,750
Media: 1.3%
	Lions Gate Entertainment Corp.
200,000	10.250%, 11/01/2016 3	204,500
	Scholastic Corp.
250,000	5.000%, 04/15/2013	257,188
		461,688
Multiline Retail: 0.6%
	Dollar General Corp.
200,000	10.625%, 07/15/2015	211,238
Oil, Gas & Consumable Fuels: 3.6%
	Arch Western Finance LLC
300,000	6.750%, 07/01/2013	301,875
	Bill Barrett Corp.
350,000	9.875%, 07/15/2016	393,750
	Raam Global Energy Co.
250,000	12.500%, 10/01/2015	263,750
	Stone Energy Corp.
300,000	8.625%, 02/01/2017	310,500
		1,269,875
Paper & Forest Products: 1.0%
	Neenah Paper, Inc.
350,000	7.375%, 11/15/2014	359,188

Real Estate Investment Trusts: 0.3%
	Host Hotels & Resorts, L.P.
110,000	6.875%, 11/01/2014	113,300

Road & Rail: 1.9%
	Hertz Corp.
33,000	8.875%, 01/01/2014	33,990
	Kansas City Southern De Mexico
350,000	12.500%, 04/01/2016	416,500
	Kansas City Southern Railway Co.
200,000	13.000%, 12/15/2013	233,500
		683,990
Specialty Retail: 3.8%
	The Pep Boys-Manny, Moe & Jack
300,000	7.500%, 12/15/2014	308,625
	Brown Shoe Co., Inc.
300,000	7.125%, 05/15/2019 3	288,000
	Collective Brands, Inc.
450,000	8.250%, 08/01/2013	452,620

	RSC Holdings, Inc.
300,000	9.500%, 12/01/2014	309,000
		1,358,245
Tobacco: 0.7%
	Alliance One International, Inc.
250,000	10.000%, 07/15/2016	242,500
TOTAL CORPORATE BONDS
(Cost $10,235,125)		10,278,446
CONVERTIBLE BONDS: 2.7%
Beverages: 0.7%
	Central European Distribution Corp.
300,000	3.000%, 03/15/2013	247,500
Energy Equipment & Services: 0.7%
	Willbros Group, Inc.
250,000	6.500%, 12/15/2012 3	252,188
Health Care Equipment & Supplies: 0.8%
	Alere, Inc.
250,000	3.000%, 05/15/2016	273,437
Industrial Conglomerates: 0.5%
	Icahn Enterprises, L.P.
200,000	4.000%, 08/15/2013 3,4	192,260
TOTAL CONVERTIBLE BONDS
(Cost $965,774)		965,385
TOTAL BONDS
(Cost $11,200,899)		11,243,831

Shares		Value
SHORT-TERM INVESTMENTS: 4.9%
1,746,112	Federated U.S. Treasury Cash Reserve, 0.000% 5	1,746,112
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,746,112)		1,746,112
TOTAL INVESTMENTS IN SECURITIES: 97.2%
(Cost $32,352,160)		34,292,416
Other Assets in Excess of Liabilities: 2.8%		997,551
TOTAL NET ASSETS: 100.0%		$35,289,967

	ADR - American Depoistory Receipt
	1 Non-income producing security.
	2 Foreign issued security.

3 Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At June 30, 2011, the value of these securities amounted to $2,214,948 or 6.3% of net assets.

	4 Variable rate security; rate shown is the rate in effect on June 30, 2011.
	5 Seven-day yield as of June 30, 2011.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments		$32,357,107
Gross unrealized appreciation		2,658,397
Gross unrealized depreciation		(723,088)
Net unrealized appreciation		$1,935,309

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2011 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2011.

	Level 1		Level 2		Level 3
Common Stocks		$19,851,234	$	---	$	---

Convertible Preferred Stocks		$439,280	$	---	$	---

Partnerships & Trusts		$1,011,959	$	---	$	---

Corporate Bonds	$	---		$10,278,446	$	---

Convertible Bonds	$	---		$965,385	$	---

Short-Term Investments		$1,746,112	$	---	$	---

Total Investments in Securities		$23,048,585		$11,243,831	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Eic W. Falkeis
                                                Eric W. Falkeis, President

Date   August 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date August 22, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer
Date August 11, 2011

* Print the name and title of each signing officer under his or her signature.

The Osterweis Funds 6.30.11 N-Q